Merger and Reverse Recapitalization - Schedule of Condensed Consolidated Statements of Cash Flows and Condensed Consolidated Statements of Stockholders’ Equity (Details)	Jun. 30, 2026 USD ($)
Schedule of Condensed Consolidated Statements of Cash Flows and Condensed Consolidated Statements of Stockholders’ Equity [Line Items]
Less: transaction and advisory costs paid by Stablecoin	$ (59,885)
Net cash proceeds from Merger	18,852,296
ENA contributed	249,120,581
Less: Stablecoin accrued transaction and advisory costs	(3,481,156)
Net liabilities assumed from TLGY	(16,129,386)
Total Merger and PIPE financing	248,362,335
TLGY [Member]
Schedule of Condensed Consolidated Statements of Cash Flows and Condensed Consolidated Statements of Stockholders’ Equity [Line Items]
Cash - trust and cash, net of redemptions	1,177,929
PIPE [Member]
Schedule of Condensed Consolidated Statements of Cash Flows and Condensed Consolidated Statements of Stockholders’ Equity [Line Items]
Cash	$ 17,734,252